Note 15 - Net Loss Per Share	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of earnings per share [text block]
15.	Net loss per share
Basic and diluted net loss per share

The calculation of basic net loss per share for the year ended
December 31, 2017
was based on the loss attributable to common shareholders of
$5,231,295
(
2016
-
$4,023,504;
2015
-
$1,144,525
) and a weighted average number of common shares outstanding of
95,873,417
(
2016
–
82,322,754,
2015
–
73,248,803
)

The calculation of diluted net loss per share for the year ended
December 31, 2017,
2016
and
2015
did
not
include the effect of stock options and warrants as they are anti-dilutive.